Inventory (Tables)	12 Months Ended
Dec. 31, 2023
Inventory [Abstract]
Schedule of Inventory
	December 31,
	2022	2023
Raw materials and work in progress	14,924	12,134
Finished goods	4,476	6,256
	19,400	18,390